Advisory Research Small Micro Cap Value Fund (Prospectus Summary) | Advisory Research Small Micro Cap Value Fund
SUMMARY SECTION
Investment Objective
Advisory Research Small Micro Cap Value Fund (the "Fund") seeks long term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Advisory Research Small Micro Cap Value Fund
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	20
Overnight check delivery fee	15
Retirement account fees (annual maintenance and full redemption requests)	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisory Research Small Micro Cap Value Fund
Management fees		1.00%
Distribution (Rule 12b-1) Fee		none
Other expenses	[1]	0.38%
Total annual fund operating expenses		1.38%
Fee waiver and/or expense reimbursements	[2]	(0.03%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[2]	1.35%
[1]	Other expenses have been estimated for the current fiscal year.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.35% of average daily net assets of the Fund.This agreement is in effect until February 28, 2013, and it may be terminated before that date only by theTrust's Board of Trustees.The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Advisory Research Small Micro Cap Value Fund	137	434

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
The Fund is newly-created and, as a result, does not have a portfolio turnover rate.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets
(including amounts borrowed for investment purposes) in equity securities of small and micro cap companies. The Fund considers small and micro cap companies to be companies with market capitalizations within the ranges of those companies included in the Russell 2000 Index and the Russell Microcap®Index at the time of purchase. Because small and micro cap companies are defined by reference to indices, the range of market capitalization of companies in which the Fund invests may vary with market conditions. As of December 31, 2011, the market capitalizations of companies included in the Russell 2000 Index and Russell
Microcap® Index ranged from $16 million to $3.7 billion and $1 million to $1.1 billion, respectively. Investments in companies that move above or below the capitalization ranges of the Russell 2000 Index or the Russell Microcap®Index
may continue to be held by the Fund in the Fund advisor's sole discretion. From time to time, the Fund may have a significant portion of its assets in one or more market sectors such as the finance sector.

The Fund's advisor uses a bottom-up approach that seeks to identify companies with attractive valuations relative to net asset value. The strategy invests in stocks that the advisor believes are profitable, undervalued on a price to book basis, and exhibit low levels of leverage.  The Fund's investments in equity securities may include common stocks, preferred stocks and convertible securities.  The Fund invests primarily in equity securities of U.S. issuers and foreign (non-U.S.) companies located in developed countries but may also invest in emerging markets. The Fund generally will invest in a portfolio of 50 to 100 securities typically spread across many economic sectors.

The Fund also may invest in American, European, and Global Depository Receipts
("ADRs", "EDRs", and "GDRs", respectively), and exchange-traded funds ("ETFs").
ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices and whose shares are bought and sold on securities exchanges.
Principal Risks of Investing
Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

      o  Investment Risks: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

      o  Equity Risks: A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the
         Fund participate, or factors relating to specific companies in which the Fund invests.

      o  Small and Micro Cap Company Risk: The securities of small and micro cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

      o  Foreign Investment Risks: The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S.
         issuers. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

      o  Currency Risks: Foreign securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

      o  Emerging Markets Risks: The Fund's investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors. The economies of most emerging market countries are in the infancy stage of capital market development. As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies.
         Emerging market countries often suffer from currency devaluation and higher rates of inflation.

      o  Management Risks: The Fund is subject to management risk because it is an actively managed portfolio. The Fund's advisor applies investment techniques and risk analyses in making investment decisions for the
         Fund, but there can be no guarantee that these will produce the desired results.

      o  Non-Diversification Risks: The Fund is non-diversified, which means the
         Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

      o  Finance Sector Risks: From time to time, the Fund may invest a significant amount of its total assets in the finance sector, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which impact interest rates and currencies and affect corporate funding and international trade.

      o  Value Stock Risk: Value stocks involve the risk that the value of the security will not be recognized for an unexpectedly long period of time or that the security is not undervalued but is appropriately priced.
         The Fund's focus on value investing may cause the Fund to underperform when growth investing is in favor.

      o  ETF Risks: The risk of ETFs generally reflects the risk of owning shares of the underlying securities held by the ETFs, although the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Fund limits its investment in shares of other investment companies including ETFs to the extent allowed by the Investment Company Act of 1940, as amended
(the "1940 Act").
Performance
The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.